Cover Document	12 Months Ended
Dec. 31, 2020
Entity Information [Line Items]
Document Fiscal Year Focus	2020
Document Type	S-4
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Registrant Name	DPL Inc.
Entity Incorporation, State or Country Code	OH
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45432
City Area Code	937
Local Phone Number	259-7215
Entity Tax Identification Number	31-1163136
Entity Address, Address Description	1065 Woodman Drive
Document Fiscal Period Focus	FY
Entity Central Index Key	0000787250
Amendment Flag	false
Entity Address, City or Town	Dayton